Annual Total Returns - Fidelity SAI International SMA Completion Fund [BarChart] - 10.31 Fidelity SAI International SMA Completion Fund PRO-04 - Fidelity SAI International SMA Completion Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Fidelity SAI International SMA Completion Fund
Bar Chart Table:
Annual Return 2020	23.49%